INVESTMENT MANAGEMENT
AGREEMENT
PURSUIT ASSET-BASED INCOME
FUND
AGREEMENT made this 23rd day of
September, 2025, by and between
Pursuit Asset- Based Income
Fund, a Delaware statutory trust
(the  Fund ), and Pursuit Fund
Advisers, LLC, a Delaware limited
liability company (the  Investment
Manager ).
WHEREAS, the Fund is a closed-
end, management investment
company registered under the
Investment Company Act of 1940,
as amended (the  1940 Act ); and
WHEREAS, the Investment
Manager is registered as an
investment adviser under the
Investment Advisers Act of 1940
(the  Advisers Act ) and is engaged
in the business of supplying
investment advice as an
independent contractor;
WHEREAS, the Fund desires to
retain the Investment Manager to
render investment management
services with respect to the Fund
and the Investment Manager is
willing to render such services;
and
WHEREAS, the Investment
Manager may, subject to the
approval of the Fund s Board of
Trustees, retain one or more sub-
advisers (the  Sub-Advisers ) to
render portfolio management
services to the Fund pursuant to
investment sub-advisory
agreements among the Fund, the
Investment Manager and each
such Sub-Adviser (each, a  Sub-
Advisory Agreement ).
NOW, THEREFORE, in
consideration of mutual covenants
herein contained, the parties
hereto agree as follows:
1. APPOINTMENT AND
ACCEPTANCE. The Fund hereby
appoints the Investment Manager
to act as Investment Manager to
the Fund for the period and on the
terms set forth in this Agreement.
The Investment Manager accepts
such appointment and agrees to
furnish the services herein set
forth for the compensation herein
provided. The Investment Manager
may provide such other additional
services to the Fund as reasonably
requested by the Fund and agreed
to by the Investment Manager,
including preparing and reviewing
the Fund s registration statements
and any amendments and
supplements thereto, preparation
and review of materials for the
Fund s Board of Trustees ( Board )
and Board committee meetings,
preparation and review of Fund
shareholder reports, proxy
statements, and other applicable
regulatory reports and
communications, and the
provision of the Investment
Manager s employees to act as
officers of the Fund.
2. DUTIES AND AUTHORITIES OF
INVESTMENT MANAGER. The Fund
employs the Investment Manager
to furnish and manage a
continuous investment program
for the Fund. The Investment
Manager will continuously review,
supervise and (where appropriate)
administer the investment
program of the Fund, to determine
in its discretion (where
appropriate) the securities to be
purchased, held, sold or
exchanged, to provide the Fund
with records concerning the
Investment Manager s activities
which the Fund is required to
maintain and to render regular
reports to the Fund s officers and
Trustees concerning the
Investment Manager s discharge of
the foregoing responsibilities. The
Investment Manager may delegate
certain of its duties under this
Agreement with respect to the
Fund to a Sub-Adviser or Sub-
Advisers (subject to the approval
of the Fund s Board and, except as
otherwise permitted under the
terms of any applicable exemptive
relief obtained from the Securities
and Exchange Commission, or by
rule or regulation, a majority of the
outstanding voting securities of
the Fund) and thereafter supervise
the investment activities of one or
more Sub-Advisers deemed
necessary to carry out the
investment program of the Fund.
The retention of a Sub-Adviser by
the Investment Manager shall not
relieve the Investment Manager of
its responsibilities under this
Agreement. The Investment
Manager may pay a Sub-Adviser a
portion of the compensation
received by the Investment
Manager hereunder.
The Investment Manager shall
discharge the foregoing
responsibilities subject to the
control of the Board and in
compliance with the objectives,
policies, and limitations for the
Fund set forth in the Fund s current
registration statement and
applicable laws and regulations.
The Investment Manager also
agrees to comply with (a) any
policies, guidelines, instructions
and procedures approved by the
Board, and (b) any future
amendments or supplements to
the Fund s registration statement
that, in each case, are provided, in
writing, to the Investment Manager
with reasonable notice prior to
implementation.
The Investment Manager shall
have the power to carry out any
and all of the objectives and
purposes of the Fund, as
described in the Fund s
Prospectus and Statement of
Additional Information, and to,
perform all acts and enter into and
perform all contracts and other
undertakings on behalf of the
Fund, including delegating such
power to perform or to enter into
and perform all contracts and
undertaking to the Sub-Advisers,
as the Investment Manager deems
appropriate or convenient in
connection with the provision of its
services contained herein.
On occasions when the
Investment Manager deems the
purchase or sale of a security to be
in the best interest of the Fund as
well as other clients of the
Investment Manager and when
permitted by applicable law,
allocation of the securities so
purchased, as well as the
expenses incurred in the
transaction, will be made by the
Investment Manager in a manner
which the Investment Manager
considers to be fair and equitable,
consistent with its fiduciary
obligations to the Fund and to its
other clients over time and
consistent with applicable law.
The Investment Manager and its
affiliates may give advice and take
action in the performance of their
duties with respect to any of their
other clients that may differ from
advice given, or the timing or
nature of actions taken, with
respect to the Fund. The
Investment Manager and its
affiliates are fiduciaries to other
entities, some of which have the
same or similar investment
objectives (and will hold the same
or similar investments) as the
Fund, and the Investment Manager
will carry out its duties hereunder
together with its duties under such
relationships. Nothing in this
Agreement shall be deemed to
confer upon the Investment
Manager any obligation to
purchase or to recommend for
purchase for the Fund any
investment that the Investment
Manager, its affiliates, officers or
employees may purchase or sell
for its or their own account or for
the account of any client, if in the
sole and absolute discretion of the
Investment Manager it is for any
reason impractical or undesirable
to take such action or make such
recommendation for the Fund.
The Investment Manager s
relationship with the Fund is that
of a statutory fiduciary under the
Advisers Act. Without limitation on
the preceding sentence, the
Investment Manager
acknowledges that, to the extent
provided under applicable law
(including Delaware law), it has
certain fiduciary duties to the Fund
under this Agreement, as such
duties are modified by this
Agreement (which modifications
are intended to replace duties
otherwise existing at law or in
equity to the extent inconsistent
therewith).
Notwithstanding anything to the
contrary in this Agreement, it is
hereby acknowledged and agreed
that (a) the Investment Manager s
valuation procedures may be
different from the valuation
policies of the Fund s pricing agent
or similar party (b) the Fund s
valuation of assets may differ from
the valuations of the Investment
Manager for its other clients and
(c) the Investment Manager is not
the pricing agent for the Fund.
3. FUND TRANSACTIONS. The
Investment Manager is authorized
to select the brokers or dealers
that will execute the purchases
and sales of portfolio securities for
the Fund and is directed to use its
best efforts to obtain  best
execution  under the particular
circumstances of each transaction
taking into account such factors as
the Investment Manager deems
relevant and considering the Fund
s investment objectives, policies,
and restrictions as stated in the
Fund s Prospectus and Statement
of Additional Information, as the
same may be amended,
supplemented or restated from
time to time, and resolutions of the
Board. The Investment Manager
will promptly communicate to the
officers and the Board such
information relating to portfolio
transactions as they may
reasonably request. In connection
with the investment and
reinvestment of the assets of the
Fund, the Investment Manager is
authorized (and can delegate to
Sub-Advisers) to execute for the
Fund as its agent and attorney-in-
fact standard customer
agreements and other
documentation in connection with
opening trading accounts with
brokers, dealers or futures
commission merchants and other
trading counterparties, including,
but not limited to, ISDA
agreements, and in connection
with the rights and powers granted
to the Investment Manager under
Section 2 of this Agreement, as
well as, subject to the approval of
the Board to the extent required by
the 1940 Act and/or the Fund s
policies and procedures, to do
such other things necessary or
incidental to the furtherance or
conduct of the Fund s purchases,
sales or other transactions.
It is understood that the
Investment Manager will not be
deemed to have acted unlawfully,
or to have breached a fiduciary
duty to the Fund or be in breach of
any obligation owing to the Fund
under this Agreement, or
otherwise, by reason of its having
directed a securities transaction
on behalf of the Fund to a broker-
dealer in compliance with the
provisions of Section 28(e) of the
Securities Exchange Act of 1934 or
as described from time to time by
the Fund s Prospectus and
Statement of Additional
Information.
On occasions when the
Investment Manager deems the
purchase or sale of an investment,
security or futures contract or
options thereon to be in the best
interest of the Fund as well as
other clients of the Investment
Manager, the Investment Manager
may, to the extent permitted by
applicable law and regulations,
aggregate the order to be sold or
purchased. In such event, the
Investment Manager will allocate
investments, securities or futures
contracts or options thereon so
purchased or sold, as well as the
expenses incurred in the
transaction, in the manner the
Investment Manager reasonably
considers to be equitable and
consistent with its fiduciary
obligations to the Fund and to
such other clients under the
circumstances.
The Investment Manager or any of
its affiliates may act as broker in
connection with the purchase or
sale of securities or other
investments for the Fund, subject
to: (a) the requirement that the
Investment Manager seek to
obtain best execution under the
circumstances for the transaction;
(b) the provisions of the 1940 Act;
(c) the provisions of the
Investment Advisers Act of 1940;
and (d) other provisions of
applicable law. These brokerage
services are not within the scope
of the duties of the Investment
Manager under this Agreement.
Subject to the requirements of
applicable law and any procedures
adopted by the Board, the
Investment Manager or its
affiliates may receive brokerage
commissions, fees or other
remuneration from the Fund for
these services in addition to the
Investment Manager s fees for
services under this Agreement.
All securities and other property of
the Fund shall remain in the direct
or indirect custody of the Fund s
custodian except as otherwise
authorized by the Board.
4. EXPENSES.
(a) Except as otherwise provided in
this Agreement or by law, the
Investment Manager shall not be
responsible for the Fund s
expenses and the Fund assumes
and shall pay or cause to be paid
all of its expenses. To the extent
the Investment Manager incurs any
costs or performs any services
which are an obligation of the
Fund, the Fund shall promptly
reimburse the Investment Manager
for such costs and expenses. The
Investment Manager bears all
expenses and costs incurred by it
in providing investment advisory
services to the Fund. In addition,
the Investment Adviser is
responsible for the payment of the
compensation and expenses of
those officers of the Fund affiliated
with the Investment Manager, and
making available, without expense
to the Fund, the services of such
individuals, subject to their
individual consent to serve and to
any limitations imposed by law.
The Fund is not responsible for the
overhead expenses of the
Investment Manager.
(b) The Fund will bear any fees and
expenses in connection with the
offering and issuance of shares; all
fees and expenses reasonably
incurred in connection with the
operation of the Fund; all fees and
expenses directly related to
portfolio transactions and
positions for the Fund s account
such as direct and indirect
expenses associated with the
Fund s investments, and enforcing
the Fund s rights in respect of such
investments; all expenses related
to meetings and business-related
entertainment with portfolio
company personnel,
intermediaries and personnel
affiliated with prospective portfolio
companies or prospective
strategic partners of portfolio
companies and all expenses,
including but not limited to
registration fees, travel and meals,
related to meetings and/or
conferences for the purpose of
sourcing potential investments;
transactional costs; legal costs
and brokerage commissions
associated with the acquisition
and disposition of investments;
expenses related to organizing and
maintaining entities (including any
holding vehicle, special purpose
vehicle, or subsidiary) through or in
which investments will be made;
fees for data and software
providers; all fees and expenses
related to the identification,
evaluation, negotiation,
acquisition, due diligence, and
closing of its investments, whether
or not consummated; the Fund s
allocated percentage of any such
fees and expenses related to
primary and secondary
investments in private funds
excluded from the definition of
investment company  pursuant to
Sections 3(c)(1) or 3(c)(7) of the
1940 Act and investments made
with other parties; quotation or
valuation expenses, including
expenses of computing the Fund s
NAV, including any equipment or
services obtained for the purpose
of valuing the Fund s investment
portfolio, including appraisal and
valuation services provided by
third parties; fees payable to the
Investment Manager hereunder;
fees payable to the Fund s
administrator; fees pursuant to
any distribution and service plan
adopted by the Fund; the
underlying fees of the Fund s
investments; brokerage
commissions; interest and fees on
any borrowings by the Fund;
professional fees; research
expenses (including, without
limitation, expenses of
consultants who perform fund
manager due diligence research);
fees and expenses of outside legal
counsel (including fees and
expenses associated with the
review of documentation for
prospective investments by the
Fund), including foreign legal
counsel; fees paid to third-party
consultants or service providers
relating to the Fund s
establishment or operations and
fees paid to third party providers
for due diligence; accounting,
auditing and tax preparation
expenses; risk management
expenses; fees and expenses in
connection with repurchase offers
and any repurchases or
redemptions of shares; taxes and
governmental fees (including tax
preparation fees); fees and
expenses of any custodian, sub-
custodian, transfer agent, and
registrar, and any other agent of
the Fund; all costs and charges for
equipment or services used in
communicating information
regarding the Fund s transactions
with any custodian or other agent
engaged by the Fund; bank
services fees; costs and expenses
relating to any amendment of the
Agreement and Declaration of
Trust or other organizational
documents of the Fund; expenses
of preparing, amending, printing,
and distributing the Prospectus
and any other sales material (and
any supplements or amendments
thereto), reports, notices, other
communications to shareholders,
and proxy materials; costs and
charges related to electronic or
other platforms through which
shareholders may access,
complete and submit subscription
and other Fund documents or
otherwise facilitate activity with
respect to their investment in the
Fund; expenses of preparing,
printing, and filing reports and
other documents with government
agencies; expenses of
shareholders  meetings, including
the solicitation of proxies in
connection therewith; expenses of
corporate data processing and
related services; shareholder
recordkeeping and account
services, fees, and disbursements;
costs of administrative, sub-
accounting, recordkeeping or
investor related services charged
by financial intermediaries in
conjunction with processing
through the National Securities
Clearing Corporation s Fund/SERV
and Networking or similar
systems; expenses relating to
investor and public relations; fees
and expenses of the members of
the Board, including meetings of
the Board, Fund officers,
personnel and executives who are
not employees of the Investment
Manager or its affiliates; insurance
premiums; all expenses incurred
by the Fund outside of the ordinary
course of its business, including,
without limitation, costs incurred
in connection with any claim,
litigation, arbitration, mediation,
government investigation or
dispute and the amount of any
judgment or settlement paid in
connection therewith, or the
enforcement of the rights against
any person or entity; costs and
expenses for indemnification or
contribution payable to any person
or entity; expenses of a
reorganization, restructuring or
merger, as applicable; expenses of
holding, or soliciting proxies for, a
meeting of shareholders (except to
the extent relating to items
customarily addressed at an
annual meeting of a registered
closed-end management
investment company); the
expenses of engaging a new
administrator, custodian or
transfer agent; and all costs and
expenses incurred as a result of
dissolution, winding-up and
termination of the Fund. The Fund
may need to sell portfolio
securities to pay fees and
expenses, which could cause the
Fund to realize taxable gains.
Nothing in this paragraph 4(b) shall
limit the generality of the first
sentence of paragraph 4(a) of this
Agreement.
Subject to Section 8 (including the
exculpation provisions therein),
the Fund shall pay reasonable
expenses incurred by the
Investment Manager, as such
expenses are incurred, in
responding to a legal,
administrative, judicial or
regulatory action, claim, or suit
unrelated to the Investment
Manager but resulting from the
actions or omissions of the Fund,
to which the Investment Manager
is not a party.
The Fund shall pay all costs, fees
and expenses incurred on behalf
of the Fund in connection with the
termination of this Agreement,
including any related legal and
accounting fees and expenses.
5. COMPENSATION OF THE
INVESTMENT MANAGER.
(a) Management Fee. For the
services provided and the
expenses assumed pursuant to
this Agreement, the Fund shall pay
to the Investment Manager
compensation at an annual rate of
1.25%, accrued daily and payable
monthly in arrears by the 10th
business day of the succeeding
month based upon the Fund s
average daily net assets. Net
assets means the total value of all
assets of the Fund, less an amount
equal to all accrued debts,
liabilities and obligations of the
Fund. In the case of a partial
month, compensation will be
based on the number of days
during the month in which the
Investment Manager provided
services to the Fund.
Compensation will be paid to the
Investment Manager before giving
effect to any repurchase of any
shares in the Fund effective as of
that date. The Investment Manager
may, in its discretion and from
time to time, reduce any portion of
the compensation or
reimbursement of expenses due to
it pursuant to this Agreement and
may agree to make payments to
limit the expenses which are the
responsibility of the Fund under
this Agreement. Any such
reduction or payment shall be
applicable only to such specific
reduction or payment and shall
not constitute an agreement to
reduce any future compensation
or reimbursement due to the
Investment Manager hereunder or
to continue future payments. All
rights of compensation under this
Agreement for services performed
as of the termination date shall
survive the termination of this
Agreement.
(b) Incentive Fee. The Investment
Manager shall receive an incentive
fee (the  Incentive Fee ) calculated
as set forth below. In the case of a
liquidation of the Fund or if this
Agreement is terminated, the
Incentive Fee will also become
payable as of the effective date of
the liquidation or termination.
The Incentive Fee is based on Pre-
Incentive Fee Net Investment
Income, as defined below,
attributable to each class of the
Fund s common shares ( Class  ),
and shall be determined and
payable in arrears as of the end of
each fiscal quarter beginning on
and after the effective date of this
Agreement. With respect to each
Class, the Incentive Fee for each
fiscal quarter will be calculated as
follows:
(i) No incentive fee will be payable
in any fiscal quarter in which the
Pre- Incentive Fee Net Investment
Income attributable to the Class
does not exceed a quarterly return
of 1.75% per quarter based on the
Class s average daily net assets
(calculated in accordance with
GAAP) (the  Quarterly Return ).
(ii) All Pre-Incentive Fee Net
Investment Income attributable to
the Class (if any) that exceeds the
Quarterly Return, but is less than
or equal to 1.969% of the average
daily net assets of that Class
(calculated in accordance with
GAAP) for the fiscal quarter will be
payable to the Investment
Manager.
(iii) For any fiscal quarter in which
Pre-Incentive Fee Net Investment
Income attributable to the Class
exceeds 1.969% of the Class s
average daily net assets
(calculated in accordance with
GAAP), the Incentive Fee with
respect to that Class shall equal
12.50% of Pre-Incentive Fee Net
Investment Income attributable to
the Class.
(iv)  Pre-Incentive Fee Net
Investment Income,  with respect
to each Class, is defined as the
Class s share of interest income
(allocated based on the net asset
value of the Class relative to the
Fund as a whole), dividend income
and any other income accrued
during the fiscal quarter, minus (A)
the Class s allocable share of
Fund operating expenses accrued
during the fiscal quarter (including,
without limitation, the
Management Fee, but excluding
the Incentive Fee) and (B) the
distribution and/or shareholder
servicing fees (if any) attributable
to the Class accrued during the
fiscal quarter. The calculation of
Pre-Incentive Fee Net Investment
Income will exclude any
investment from an underlying
fund to the extent the Investment
Manager is unable to determine
whether the source of income is
interest income versus capital
gains. More specifically, income
used in the percentages
referenced in this Section 5 will
exclude such income from the
numerator (Pre-Incentive Fee Net
Investment Income) and the
investment amount will be
excluded from the denominator
(Total Investments).
6. BOOKS AND RECORDS. The
Investment Manager shall not be
responsible for the provision of
administrative, bookkeeping or
accounting services to the Fund,
except as otherwise provided
herein, required by applicable law
or regulation or as may be
necessary for the Investment
Manager to supply to the Fund or
its Board the information required
to be supplied under this
Agreement. The Investment
Manager will maintain all books
and records with respect to the
securities transactions of the Fund
and will furnish to the Fund s
Board such periodic and special
reports as the Board may
reasonably request. The Fund and
the Investment Manager agree to
furnish to each other, if applicable,
current registration statements,
proxy statements, reports to
shareholders, certified copies of
their financial statements, and
such other information with regard
to their affairs as each may
reasonably request.
Any records required to be
maintained and preserved
pursuant to the provisions of Rule
31a-1 and Rule 31a-2 promulgated
under the 1940 Act which are
prepared or maintained by the
Investment Manager on behalf of
the Fund are the property of the
Fund and will be surrendered
promptly to the Fund on request;
provided that the Investment
Manager may make and retain
copies of such records.
7. STATUS OF INVESTMENT
MANAGER. The services of the
Investment Manager to the Fund
are not to be deemed exclusive,
and the Investment Manager shall
be free to render similar services
to others so long as its services to
the Fund are not impaired thereby.
The Investment Manager shall be
deemed to be an independent
contractor and shall, unless
otherwise expressly provided or
authorized, have no authority to
act for or represent the Fund in any
way or otherwise be deemed an
agent of the Fund.
8. LIMITATION OF LIABILITY AND
INDEMNIFICATION OF
INVESTMENT
MANAGER.
(a) In the absence of willful
misfeasance, gross negligence or
reckless disregard of its
obligations to the Fund, the
Investment Manager and any
partner, member, manager,
director, officer or employee of the
Investment Manager, or any of
their affiliates, executors, heirs,
assigns, successors or other legal
representatives, shall not be
subject to liability to the Fund or
otherwise under this Agreement
for any act or omission in the
course of, or connected with,
rendering services hereunder or
for any losses that may be
sustained in the purchase, holding
or sale of any security by the Fund,
including, without limitation, for
any error of judgment, for any
mistake of law, for any act or
omission by the Investment
Manager or any affiliate of the
Investment Manager or by any
Sub-Adviser, except as may
otherwise be provided under
provisions of applicable state law
or Federal securities law which
cannot be waived or modified
hereby.
(b) The Fund shall indemnify, to the
fullest extent permitted by law, the
Investment Manager, or any
partner, member, manager, officer
or employee of the Investment
Manager, and any of their affiliates,
executors, heirs, assigns,
successors or other legal
representatives (each such person
being an  Indemnitee ), against any
claim, loss, damage, liability,
reasonable cost, or reasonable
expense (including reasonable
attorney s fees, judgments, and
other related expenses in
connection therewith and
amounts paid in defense and
settlement thereof) (individually,
the  Liability,  and collectively, the
Liabilities ) to which the person
may be liable that arises or results
from (i) this Agreement or the
performance of any services under
this Agreement, so long as such
Liabilities did not arise primarily
from such person s willful
misfeasance, gross negligence or
reckless disregard of its
obligations and duties under this
Agreement or (ii) the Investment
Manager s obligation to indemnify
a Sub-Adviser or any partner,
member, manager, officer or
employee of the Sub-Adviser, and
any of their affiliates, executors,
heirs, assigns, successors or other
legal representatives under the
terms of the Sub-Adviser s Sub-
Advisory Agreement so long as
such indemnification obligations
did not arise primarily from the
such Indemnitee s willful
misfeasance, gross negligence or
reckless disregard of its
obligations and duties under this
Agreement. The rights of
indemnification provided under
this Section shall not be construed
so as to provide for
indemnification of any
aforementioned persons for any
losses (including any liability under
Federal securities laws which,
under certain circumstances,
impose liability even on persons
that act in good faith) to the extent
(but only to the extent) that such
indemnification would be in
violation of applicable law, but
shall be construed so as to
effectuate the applicable
provisions of this Section to the
fullest extent permitted by law.
This indemnification obligation
shall survive the termination of
this Agreement.
(c) The Investment Manager shall
indemnify, to the fullest extent
permitted by law, the Fund and all
controlling persons of the Fund (as
described in Section 15 of the
Securities Act of 1933, as
amended), against any Liability to
which the person may be liable
that results from the Investment
Manager s willful misfeasance or
gross negligence in connection
with the performance of the
Investment Manager s obligations
under this Agreement, or from the
Investment Manager s reckless
disregard of its obligations and
duties under this Agreement. The
rights of indemnification provided
under this Section shall not be
construed so as to provide for
indemnification of any
aforementioned persons for any
losses (including any liability under
Federal securities laws which,
under certain circumstances,
impose liability even on persons
that act in good faith) to the extent
(but only to the extent) that such
indemnification would be in
violation of applicable law, but
shall be construed so as to
effectuate the applicable
provisions of this Section to the
fullest extent permitted by law.
This indemnification obligation
shall survive the termination of
this Agreement.
(d) The Investment Manager shall
not be obligated to perform any
service not described in this
Agreement. The Investment
Manager shall not be deemed by
virtue of this Agreement to have
made any representation or
warranty that any level of
investment performance or level of
investment results will be
achieved or that Investment
Manager s overall management of
the Fund will be successful. The
Fund understands that investment
decisions made for the Fund by
the Investment Manager are
subject to various market,
currency, economic, political and
business risks, and that those
investment decisions will not
always be profitable.
9. PERMISSIBLE INTERESTS.
Trustees, agents, and interest
holders of the Fund are or may be
interested in the Investment
Manager (or any successor
thereof) as members, managers,
officers, or interest holders, or
otherwise; members, managers,
officers, agents, and interest
holders of the Investment Manager
are or may be interested in the
Fund as Trustees, interest holders
or otherwise; and the Investment
Manager (or any successor) is or
may be interested in the Fund as
an interest holder or otherwise.
10. AUTHORITY; NO CONFLICT.
The Investment Manager
represents, warrants and agrees
that: it has the authority to enter
into and perform the services
contemplated by this Agreement;
and the execution, delivery and
performance of this Agreement do
not, and will not, conflict with, or
result in any violation or default
under, any agreement to which
Investment Manager or any of its
affiliates are a party.
11. FUND REPRESENTATIONS: The
Fund represents, warrants and
agrees that it: (a) has all requisite
power and authority to enter into
and perform its obligations under
this Agreement; (b) has taken all
necessary actions to authorize its
execution, delivery and
performance of this Agreement;
and has furnished to the
Investment Manager copies of
each of the following documents:
(i) the governing documents of the
Fund; (ii) the resolutions of the
Board approving the engagement
of the Investment Manager as
investment adviser of the Fund
and approving this Agreement; and
(iii) current copies of the Fund s
Prospectus and Statement of
Additional Information. The Fund
shall furnish the Investment
Manager from time to time with
copies of all material amendments
of or material supplements to
each of the foregoing, if any, with
reasonable notice prior to
implementation.
12. LICENSE OF INVESTMENT
MANAGER S NAME. The
Investment Manager grants to the
Fund a license to use the name
Pursuit  (the  Name ) as part of the
name of the Fund. The foregoing
authorization by the Investment
Manager to the Fund to use the
Name as part of the name of the
Fund is not exclusive of the right of
the Investment Manager itself to
use, or to authorize others to use,
the Name. The Fund
acknowledges and agrees that, as
between the Fund and the
Investment Manager, the
Investment Manager has the right
to use, or authorize others to use,
the Name. The Fund shall (1) only
use the Name in a manner
consistent with uses approved by
the Investment Manager; (2)
adhere to such specific quality
control standards as the
Investment Manager may from
time to time promulgate; and (3)
protect the reputation and
goodwill of the Name. The Fund
acknowledges that the Name and
the trademark associated
therewith are the valuable property
of the Investment Manager or its
affiliates. The Fund will (a) submit
to the Investment Manager for
review and preapproval prior to
use any promotional materials
using the Name; and (b) change
the name of the Fund within one
month of its receipt of the
Investment Manager s request, or
such other shorter time period as
may be required under the terms
of a settlement agreement or court
order, so as to eliminate all
reference to the Name and will not
thereafter transact any business
using the Name in the name of the
Fund; provided, however, that to
the extent required by law,
regulation or regulatory guidance,
the Fund may continue to make
reference to the prior name of the
Fund in its prospectuses,
regulatory filings, marketing
materials and similar documents
and the Fund may continue to use
beyond such date any supplies of
prospectuses, marketing materials
and similar documents that the
Fund had on the date of such
name change in quantities not
exceeding those historically
produced and used in connection
with such Fund. If the Fund makes
any unauthorized use of the Name
or the Investment Manager s
derivatives, logos, trademarks, or
service marks or trade names, the
Fund acknowledges that the
Investment Manager shall suffer
irreparable harm for which
monetary damages may be
inadequate and thus, the
Investment Manager shall be
entitled to injunctive relief, as well
as any other remedy available
under law.
13. DURATION AND
TERMINATION. This Agreement,
unless sooner terminated as
provided herein, shall remain in
effect until September 23, 2027
and thereafter, may continue in
effect only if such continuance is
specifically approved at least
annually (a) by the vote of a
majority of those Trustees of the
Board who are not parties to this
Agreement or interested persons
of any party to this Agreement,
cast in person at a meeting called
for the purpose of voting on such
approval, and (b) by a vote of a
majority of the Board or by vote of
a majority of the outstanding
voting securities of the Fund;
provided, however, that if the
shareholders of the Fund fail to
approve the Agreement as
provided herein, the Investment
Manager may continue to serve
hereunder in the manner and to
the extent permitted by the 1940
Act and rules and regulations
thereunder. The foregoing
requirement that continuance of
this Agreement be  specifically
approved at least annually  shall
be construed in a manner
consistent with the 1940 Act and
the rules and regulations
thereunder.
Notwithstanding the foregoing,
this Agreement may be terminated
as to the Fund at any time, without
the payment of any penalty, by
vote of a majority of members of
the Fund s Board or by vote of a
majority of the outstanding voting
securities of the Fund on 60 days
written notice to the Investment
Manager or by the Investment
Manager at any time, without the
payment of any penalty, on 60
days written notice to the Fund.
This Agreement will automatically
and immediately terminate in the
event of its assignment. Any notice
under this Agreement shall be
given in writing, addressed and
delivered, or mailed postpaid, to
the other party at any office of
such party.
As used in this Section 13, the
terms  assignment ,  interested
persons , and a  vote of a majority
of the outstanding voting
securities  shall have the
respective meanings set forth in
the 1940 Act and the rules and
regulations thereunder; subject to
such exemptions as may be
granted by the Securities and
Exchange Commission under said
Act.
14. NOTICE. Any notice required or
permitted to be given by either
party to the other shall be deemed
sufficient if sent by delivery service
or registered or certified mail,
postage prepaid, addressed by the
party giving notice to the other
party at the last address furnished
by the other party to the party
giving notice:
If to the Investment Manager:
Pursuit Fund Advisers, LLC
Mr. Adam Stern
61 Clapboard Ridge Road
Greenwich CT, 06830
adam@pursuitfunds.com
Telephone: 610.659.7713

If to the Fund:
Pursuit Asset-Based Income Fund
c/o UMB Fund Services, Inc.
Attn: Regulatory Administration
235 West Galena Street
Milwaukee, WI 53212
Telephone: 414-299-2217

15. SEVERABILITY. If any provision
of this Agreement shall be held or
made invalid by a court decision,
statute, rule or otherwise, the
remainder of this Agreement shall
not be affected thereby.

16. GOVERNING LAW. This
Agreement shall be construed in
accordance with the laws of the
State of Delaware, without
reference to conflict of law or
choice of law doctrines, and the
applicable provisions of the 1940
Act. To the extent that the
applicable laws of the State of
Delaware, or any of the provisions
herein, conflict with the applicable
provisions of the 1940 Act, the
latter shall control.

17. AMENDMENT. No provision of
this Agreement may be changed,
waived, discharged or terminated
orally, but only by an instrument in
writing signed by all parties and
only in accordance with the
provisions of the 1940 Act and the
rules and regulations promulgated
thereunder.

18. COUNTERPARTS. This
Agreement may be executed
simultaneously in two or more
counterparts, each of which shall
be deemed an original, but all of
which together shall constitute
one and the same instrument.

19. TRACK RECORD.
Notwithstanding anything else to
the contrary herein, the
Investment Manager shall retain a
right to use the investment
performance and track record of
the Fund (including in marketing
materials) to the extent permitted
by law. Further, for the avoidance
of doubt, the Investment Manager
shall be entitled to retain a copy
and use records of each of its
transactions and other records
pertaining to the Fund as are
necessary to support any such
uses of the investment
performance and track record.

20. MISCELLANEOUS. Where the
effect of a requirement of the 1940
Act or the Investment Advisers Act
of 1940 reflected in any provision
of this Agreement is altered by a
rule, regulation or order of the SEC,
whether of special or general
application, such provision shall
be deemed to incorporate the
effect of such rule, regulation or
order.

21. NO THIRD PARTY
BENEFICIARIES. The parties hereto
acknowledge and agree that this
Agreement is intended solely for
the benefit of the parties hereto
and any natural person or entity
obtaining rights hereunder as an
Indemnitee and that there shall be
no third party beneficiaries to this
Agreement, either express or
implied.

IN WITNESS WHEREOF, the Parties
hereto have caused this
Agreement to be executed and
effective as of the day and year
first written above.


PURSUIT ASSET-BASED INCOME
FUND

/s/ Adam Stern
By: Adam Stern
Title: Vice President


PURSUIT FUND ADVISERS, LLC

/s/ Paul Ghaffari
By: Paul Ghaffari
Title: Managing Member